Assets held for sale and discontinued operations - Narrative (Details) $ in Millions	Jun. 30, 2023 rig	Jun. 26, 2023 rig	Jul. 01, 2022 rig	May 19, 2023 USD ($) rig
Discontinued Operations and Disposal Groups [Abstract]
Number of tender rigs acquired through acquisition	3			3
Equipment | $				$ 85
Number of benign environment jack-up rigs	3	3	3